ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent USD ($)	Dec. 31, 2014 Parent CNY	Dec. 31, 2013 Parent CNY	Dec. 31, 2012 Parent CNY	Dec. 31, 2010 Parent CNY
Condensed Statements of Cash Flows
Net cash used in operating activities	$ (17,089)	(106,036)	(34,556)	(31,734)	$ (913)	(5,667)	(14,777)	(12,525)
Cash flow from financing activities:
Proceeds from issuance of ordinary shares upon exercise of share options	12	77	185		12	77	185
Net cash (used in) provided by financing activities	(2,416)	(14,986)	16,309	(7,486)	12	77	185
Effect of exchange rate changes on cash and cash equivalents	2	12	(141)	(17)	2	12	(109)	(102)
Net decrease in cash and cash equivalents	(15,794)	(97,994)	(45,438)	(44,402)	(899)	(5,578)	(14,701)	(12,627)
Cash and cash equivalents at the beginning of the year	23,468	145,610	191,048	235,450	1,088	6,752	21,453		34,080
Cash and cash equivalents at the end of the year	$ 7,674	47,616	145,610	191,048	$ 189	1,174	6,752	21,453	34,080